Other Operating Income/(Expenses) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of other operating income expense [abstract]
Income from brazilian tax credits	$ 201	$ 226		$ 481
Income from interest on brazilian tax credits	$ 168	$ 118	[1]	$ 315	[1]

[1]	Amended to conform to 2022 presentation.